Right-of-Use Assets - Lease Liabilities (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amounts recognized in profit or loss:
Depreciation expense on right-of-use asset	$ 46,926	$ 69,197
Lease finance costs	2,960	3,556
Expense relating to leases of low value assets	9,669	4,835
Lease liability amounts recognized in profit and loss	$ 59,555	$ 77,588